Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations
Schedule of results from discontinued operations

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Revenues	$—	$2,177	$13,931

Income from discontinued operations before income taxes	$—	$195	$2,412
Income tax expense	—	(77)	(935)

Income from discontinued operations, net of tax	$—	$118	$1,477

Gain on sale of discontinued operations before income taxes	$—	$4,265	$835
Income tax expense	—	(1,677)	(324)

Gain on sale of discontinued operations, net of tax	$—	$2,588	$511